Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Values of Financial Derivatives Instruments on Consolidated Balance Sheets

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of March 31, 2013 and June 30, 2012 ..

(Dollars in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of March 31, 2013		Liability Derivatives As of June 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$1.1	Other accrued liabilities and other liabilities	$23.1
Total derivatives designated as hedging instruments under ASC 815:		1.1		23.1
Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.2
Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.2

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of June 30, 2012 and June 30, 2011.

(in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of June 30, 2012		Liability Derivatives As of June 30, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$23.1	Other accrued liabilities and other liabilities	$41.9

Total derivatives designated as hedging instruments under ASC 815:		23.1		41.9

Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.3

Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.3

Effect of Derivative Instruments on Consolidated Statement of Operations

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Statement of Operations for the nine months ended March 31, 2013 and March 31, 2012 .

(Dollars in millions)	Effect of Derivative Instruments on the Consolidated Statement of Operations
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in AOCI on Derivative (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effective Testing) for the Three and Nine Months Ended March 31,
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$1.1	$10.1	Interest expense, net	$21.8	$19.5	Other (income)/ expense, net	0.1	—

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative for the Nine Months Ended March 31,
		2013	2012
Interest rate swaps	Other (income)/ expense, net	$—	$(0.1)

(in millions)	The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Years Ended June 30, 2012, June 30, 2011 and June 30, 2010.
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in OCI on Derivative (Effective Portion)	Location of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)

Fiscal Year 2012: Interest Rate Swaps	$11.0	Interest expense, net	$26.4	Other (income)/ expense, net	$0.2
Fiscal Year 2011: Interest Rate Swaps	$14.4	Interest income/ (expense), net	$26.9	Other (income)/ expense, net	$0.1
Fiscal Year 2010: Interest Rate Swaps	$52.9	Interest income/ (expense), net	$21.9	Other (income)/ expense, net	$0.6

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative
Fiscal Year 2012: Interest Rate Swaps	Other (income)/ expense, net	$0.1
Fiscal Year 2011: Interest Rate Swaps	Other (income)/ expense, net	$(0.2)
Fiscal Year 2010: Interest Rate Swaps	Other (income)/ expense, net	$3.3